PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant, And Equipment
For the year ended December 31, 2020	Cost	Accumulated depreciation	Net Book Value

Computer equipment
Balance at December 31, 2019	$-	$-	$-
Additions	49,721	-	49,721
Depreciation in the year	-	(12,827)	(12,827)

Furniture and fixtures
Balance at December 31, 2019	-	-	-
Additions	53,689	-	53,689
Depreciation in the year	-	(20,352)	(20,352)
Leasehold improvements
Balance at December 31, 2019	-	-	-
Additions	23,619	-	23,619
Depreciation in the year	-	(1,858)	(1,858)
Machinery
Balance at December 31, 2019	-	-	-
Additions	153,380	-	153,380
Depreciation in the year	-	-	-

Balance at December 31, 2020	$280,409	$(35,037)	$245,372

For the year ended December 31, 2019	Cost	Accumulated depreciation	Net Book Value
Computer equipment
Balance at December 31, 2018	$-	$-	$-
Furniture and fixtures
Balance at December 31, 2018	-	-	-
Leasehold improvements
Depreciation in the year	-	-	-
Machinery
Balance at December 31, 2019	-	-	-

Balance at December 31, 2019	$-	$-	$-